CONVERTIBLE DEBT (Tables)	12 Months Ended
Dec. 31, 2020
Debt Instrument [Line Items]
Schedule of Changes of Long-term Convertible Debt

The changes of the long-term convertible debt in 2020 and 2019 were as follows:

Balance as of January 1, 2019 (*)	$15,453

Change in accrued interest	267
Change in fair value	600
Payment of interest	(470)
Payment of principal	(15,850)

Balance as of December 31, 2019	$-

Balance as of December 31, 2020	$-

(*) Includes accrued interest of $193.